INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Narrative Details
Net Operating Loss Carryforward	$ 2,402,000
Net Operating Loss Expiration Year	2032
Net Deferred Tax Assets Operating Loss Carry Forward	1,239,000
Deferred Assets Before Valuation	$ 508,000